Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) - Other Current Assets Liabilities - Not Designated as Hedging Instrument - Foreign Exchange Swaps - Fair Value, Measurements, Recurring - Less Than Six Months - USD ($)
$ in Millions
	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative notional volume, amount after offsetting swaps	$ 226.5	$ 435.8
Derivative asset, amount after offsetting swaps	1.1	2.4
Derivative liability, amount after offsetting swaps	$ 0.0	$ 4.9